Financial risk management and fair value estimates (Details 1) - Operations Center in Argentina [Member]	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Gearing ratio	25.37%	22.83%
Debt ratio	20.23%	18.19%